SCHEDULE OF BANK BORROWINGS (Details) (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 4,226,710	$ 4,507,236
Mr Ming Chao Huang [Member]
Defined Benefit Plan Disclosure [Line Items]
Property plant and equipment	$ 3,812,196	$ 3,820,949